Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination Although it has not expressed an intent to do so, the Bank has the right to terminate the Plan subject to the provisions of ERISA.